Note 17 - Dividends Paid	3 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of dividends [text block]
17.	DIVIDENDS PAID

For the quarter ended
June 30, 2018,
dividends of
$0.125
(
2017
-
$0.125
) per common share were declared by Just Energy. These dividends amounted to
$19,074
(
2017
-
$18,773
), and were approved by the Board of Directors and were paid out during the year.

For the quarter ended
June 30, 2018,
dividends of
US$0.53125
(
2017
-
$0.53125
) per preferred share were declared by Just Energy. These dividends amounted to
$3,188
(
2017
-
$3,010
), and were approved by the Board of Directors and were paid out during the year.